Supplementary information on oil and gas activities (unaudited) - Summary of reconciliation of the company's reserves (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2023 MMBbls Bcf	Dec. 31, 2022 MMBbls	Dec. 31, 2022 MMBbls Bcf	Dec. 31, 2021 MMBbls Bcf	Dec. 31, 2023 Bcf	Dec. 31, 2023	Dec. 31, 2022 Bcf	Dec. 31, 2022	Dec. 31, 2021 Bcf	Dec. 31, 2021	Dec. 31, 2021 $ / bbl	Dec. 31, 2021 $ / ft³
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Natural gas consumption percentage						15.60%		11.10%		12.90%
Increase in proved developed oil reserves				53.5					53.7
Increase in proved undeveloped oil reserves		0.34	0.34				0.02
Proved developed and undeveloped reserves revisions of previous estimates increase decrease of oil	86.5	65.4
Proved developed and undeveloped reserves, revisions of previous estimates of gas | Bcf	65.5		62
Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance	0.2
Combined effect of volume of oil reserve	(0.06)
Price changes effect of volume of oil reserve	(0.4)
Price changes effect of volume of oil and gas for better performance | Bcf					(0.41)
Combined effect of volume of oil and gas for better performance | Bcf					(1.75)
Rounding volume of oil for better performance	(0.1)
Undeveloped reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Combined effect of volume of oil reserve	0.73
Raised volume of oil due to latest drilling campaigns	0.5
Raised volume of oil due to payment of royalities for production	3.1				6.4
Raised volume of oil due to extension of drilling campaigns	0.9				0.7
Decrease of volume of oil | Bcf					(0.4)
Extension of volume of oil | Bcf					3.3
Conversion Of Reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance	1.65				1.67
Jagüel de ios machos [member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance		0.12	0.12
Revised voume of gas for better performance | Bcf							0.13
Land [member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of combined effect		(0.62)	(0.62)				(0.38)
Volume of price revisions		0.75	0.75				2.54
Natural Gas [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revisions of previous estimates | Bcf			0.9
Volume of price revisions | Bcf							0.96
Vaca Muerta [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance		2.75	2.75				0.89
Vaca Muerta [Member] | Undeveloped reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance		14.08	14.08				13.91
Venture agreement [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Percentage of Sale of Interest in Oil Gas Properties				10.00%
Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revisions of previous estimates				3.8
Purchases of proved reserves in place				2.2
Proved Developed Oil Reserves Purchases or Sales Changes	(5.4)	2	2.4
Oil And Gas Producing Activities [Member] | Venture agreement [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Purchases of proved reserves in place				1.4
Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance | Bcf									5.4
Purchases of proved reserves in place | Bcf				1.9
Proved Developed Oil Reserves Purchases or Sales Changes	(2.6)	1.7	2
Consumption Plus Natural Gas Sales In BCF [Member] | Venture agreement [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Purchases of proved reserves in place | Bcf				1
Crude Oil [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revisions of previous estimates	(8.2)	9.1
Volume of price revisions		0.58	0.58
Increased Prices of Liquid Hydrocarbon [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance				3.3
Increased Prices of Liquid Hydrocarbon [Member] | Oil And Gas Producing Activities [Member] | Condensate and C5 Plus [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised price per barral | $ / bbl											54.99
Price Per Barrel										41.97
Increased Prices of Liquid Hydrocarbon [Member] | Oil And Gas Producing Activities [Member] | Liquefied Petroleum Gas [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised price per barral | $ / bbl											26.87
Price Per Barrel										19.16
Revision of Type Curve of Proved Undeveloped Reserves [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance | Bcf									4.9
Enhanced Performance of Gas Wells [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance | Bcf							0.04
Extension of Economic Cap [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance | Bcf									5.8
Commercial gas per cubic feet | $ / ft³												2.81
Revised Commercial gas per cubic feet | $ / ft³												3.92
Enhanced performance of oil wells [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance		0.05	0.05
Coirn Amargo Norte [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance				0.4
Bajada Del Palo Oeste Concession [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Increase in proved developed oil reserves				46.2					46.5
Bajada Del Palo Oeste Concession [Member] | Trafigura Agreement [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Increase in proved developed oil reserves				7.3					7.2
Bajada Del Palo Oeste Concession [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Purchases of proved reserves in place				0.9
Bajada Del Palo Oeste Concession [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Purchases of proved reserves in place | Bcf				0.9
Bajada Del Palo Oeste Concession [Member] | Revision of Type Curve of Proved Undeveloped Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance		0.87	0.87
Revised volume of oil for better performance		(0.28)	(0.28)
Entre Lomas Rio Negro Concession [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance		0.31	0.31
Voume of gas for better performance | Bcf							(4.81)
Revised voume of gas for better performance | Bcf							1.34
Entre Lomas Rio Negro Concession [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance				0.5
De Mayo Medanito Se Concession Twenty Five [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance				0.6
Bajada Del Palo Oeste Shale Oil Project [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance				0.6
Bajada Del Palo Este Conventional [Member] | Undeveloped reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance	28.91				12.05
Bajada Del Palo Oeste Conventional Block [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance		4.78	4.78
Voume of gas for better performance | Bcf							4.83
Revised voume of gas for better performance | Bcf							(2.52)
Bajada Del Palo Oeste Conventional Block [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance		13.44	13.44				12.3
Bajada Del Palo Oeste Conventional Block [Member] | Undeveloped reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance		2.71	2.71				1.39
Volume of drilled well oil and gas for better performance	36.85				35.33
Bajada Del Palo Oeste Conventional Block [Member] | Vaca Muerta [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance		2.54	2.54
Bajada Del Palo Oeste Conventional Block [Member] | Revision of Type Curve of Proved Undeveloped Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance | Bcf							1
Bajada Del Palo Oeste Conventional Block [Member] | Lower Performance of Gas Wells [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance | Bcf									1.8
Lotena Conventional Formation [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance | Bcf							(2.21)
Bajada Del Palo Oeste Unconventional wells [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance				2.6
Bajada Del Palo Oeste Unconventional wells [Member] | Enhanced Performance of Gas Wells [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance | Bcf									2.9
Borde Montuoso conventional wells [Member] | Lower Performance of Gas Wells [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance | Bcf									4
Charco Bayo gas wells in ELo Ro Negro [Member] | Lower Performance of Gas Wells [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance | Bcf									2.3
Conventional fields [Member] | Lower Performance of Gas Wells [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance | Bcf									1.1
Aguada Federal Concession [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Percentage working interest acquired				50.00%
Aguada Federal Concession [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance		7.73	7.73				8.36
Aguada Federal Concession [Member] | Undeveloped reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance		24.69	24.69				25.15
Volume of drilled well oil and gas for better performance	9.09				9.09
Aguada Federal Concession [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Purchases of proved reserves in place				0.1
Mayo medanito [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance		0.05	0.05				0.02
Aguada Federal Negative [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve	(0.54)
Bajada del Palo Este Negative [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve	(0.71)
Bajada del Palo Oeste Negative [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve	(0.43)
Bajada del Palo Oeste Negative FarmoutAgreement 2 [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve	(1.26)
Entre Lomas Rio Negro Negative CAN [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve	(0.31)
Entre Lomas Rio Negro Negative [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve	(0.88)
Bajada del Palo Este Positive [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve	0.38
Bajada del Palo Oeste Positive [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve	0.33
Bajada del Palo Oeste Positive FarmoutAgreement 2 [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve	0.77
Aguada Federal [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf					(4.3)
Volume of drilled well oil and gas for better performance	1.16				1.44
Aguada Federal [Member] | Undeveloped reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf					(6.58)
Decrease of volume of well reserve	(5.82)
Combined effect of volume of oil and gas for better performance | Bcf					0.7
Bajada del Palo Este [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf					(2.62)
Volume of drilled well oil and gas for better performance	3.1				0.8
Bajada del Palo Oeste [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf					(4.51)
Bajada del Palo Oeste [Member] | Conversion Of Reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance	7.84				7.9
Bajada del Palo Oeste NOC [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf					(3.61)
Bajada del Palo Oeste Farmout Agreement I [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf					(3.28)
Bajada del Palo Oeste (Farmout Agreement II) [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf					(1.44)
Volume of drilled well oil and gas for better performance	2.7				2.45
Bajada del Palo Oeste (Farmout Agreement II) [Member] | Conversion Of Reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance	6.94				6.99
Bajada Del Oeste [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance	3.18				3.19
Aguila Mora [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance	1.51				1.15
Entre Lomas Rio Negro [Member] | Conversion Of Reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance	0.22				2.06
Crude Oil [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revisions of previous estimates	4.6
ARGENTINA | Natural Gas [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revisions of previous estimates | Bcf	(27.8)
MEXICO | Natural Gas [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revisions of previous estimates | Bcf	10